Average Annual Total Returns		12 Months Ended	52 Months Ended	60 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(1.00%)	(4.18%)	(4.07%)
Performance Inception Date	Aug. 17, 2020
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(1.00%)	(4.18%)	(4.07%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(0.59%)	(3.11%)	(3.04%)
ICE US Treasury 20+ Year Index Excluding Transaction Costs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE US Treasury 20+ Year Index Excluding Transaction Costs (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		4.30%	(8.28%)	(8.29%)
S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.07%	0.11%	0.00%